Significant Accounting Policies-Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]
Customer	2012	2011	2010
A	19%	15%	15%
B	14%	17%	11%
C*	14%	10%	-
D*	-	24%	45%
E	-	10%	10%
F	-	10%	-
Total	47%	86%	81%
* Customers C and D are related parties.